Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash provided from (used by): Operations:
Net loss	$ (3,050)	$ (2,705)	$ (1,832)
Items not involving cash:
Accrued interest	38	31	33
Amortization	89	60	55
Share-based payments	391	154	974
Change in fair value of marketable securities	364	425	384
Income tax recovery	(34)	(719)	(206)
Deferred tax recovery	0	1,399	0
Gain on sale of mineral property	(738)	0	0
Write-off of mineral property interest	1,898	0	0
Mineral property option income	0	505	(753)
Unrealized foreign exchange gain	(32)	0	0
Items not involving cash	(1,074)	(850)	(1,345)
Changes in non-cash working capital items:
Receivables and prepaids	221	(847)	(153)
Accounts payable and accrued liabilities	(880)	367	605
Net cash used by operating activities	(1,733)	(1,330)	(893)
Financing:
Proceeds from loans	0	1,940	0
Repayment of loan	0	(1,940)	0
Issuance of common shares, net of share issue expenses	3,303	8,249	4,165
Exercise of stock options	0	0	204
Exercise of warrants	0	0	72
Lease payments	(63)	(42)	(38)
Cash provided from financing activities	3,240	8,207	4,403
Investing:
Proceeds from disposition of marketable securities	159	325	656
Sale of long term investments	1,600	0	0
Expenditures for mineral properties, net of recoveries	(4,542)	(4,486)	(8,190)
Expenditures for leasehold improvements and equipment	(5)	(117)	(16)
Cash used by investing activities	(2,788)	(4,278)	(7,550)
Unrealized foreign exchange gain (loss) on cash	267	(783)	(69)
(Decrease) increase in cash	(1,014)	1,817	(4,109)
Cash, beginning of year	3,825	2,008	6,117
Cash and cash equivalents, end of year	2,811	3,825	2,008
Non-cash financing and investing activities:
Fair value of marketable securities received from option on mineral property interests	1,192	376	1,010
Fair value allocated to common shares issued on exercise of:
Stock options	0	0	180
Share appreciation rights	0	0	59
Fair value allocated to lease liability:	0	273	0
Fair value of finders fee warrants from:
Issuance of finders fee warrants	0	0	150
Expiration and cancellation of:
Stock options	311	1,015	0
Income taxes paid	0	0	0
Interest paid	$ 0	$ 36	$ 21